UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds (formerly Scudder Institutional Funds)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Inflation Protected Plus Fund

(formerly Scudder Inflation Portected Plus Fund)

				Principal Amount ($)	Value ($)

US Treasury Obligations 87.8%
US Treasury Bill, 3.75% *, 1/19/2006 (a)				105,000	104,803
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025				832,687	875,168
3.875%, 4/15/2029				4,357,093	5,879,353
US Treasury Inflation-Indexed Notes:
0.875%, 4/15/2010				4,247,737	4,038,170
1.625%, 1/15/2015				2,566,174	2,472,247
3.0%, 7/15/2012				3,511,821	3,713,203
3.625%, 1/15/2008				5,874,959	6,032,620
US Treasury STRIPS, Zero Coupon, 8/15/2011				15,000	11,771

Total US Treasury Obligations (Cost $23,036,749)					23,127,335
				Shares	Value ($)

Cash Equivalents 8.0%
Cash Management QP Trust, 4.26% (b) (Cost $2,111,172)				2,111,172	2,111,172
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 25,147,921)				95.8	25,238,507
Other Assets and Liabilities, Net				4.2	1,102,453

Net Assets				100.0	26,340,960

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Annualized yield at time of purchase, not coupon rate.
(a)				At December 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At December 31, 2005, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	3/22/2006	18	1,757,581	1,771,121	13,540
10 Year Republic of Germany Bond	3/8/2006	20	2,854,961	2,884,927	29,966

Total net unrealized appreciation					43,506
At December 31, 2005, open future contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Australian Bond	3/15/2006	1	76,442	77,780	(1,338)
10 Year US Treasury Note	3/22/2006	26	2,827,015	2,844,563	(17,548)

United Kingdom Treasury Bond	3/29/2006	8	1,556,091	1,575,291	(19,200)
Total net unrealized depreciation	(38,086)
As of December 31, 2005, the Fund had the following open forward foreign currency exchange contracts:
					Unrealized
					Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
JPY	217,756,000	USD	1,892,806	3/15/2006	29,187
CHF	1,826,000	USD	1,426,005	3/15/2006	26,160
EUR	861,000	USD	1,037,178	3/15/2006	13,566
NZD	148,000	USD	101,679	3/15/2006	1,252
Total unrealized appreciation					70,165

					Unrealized
					Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	1,713,795	CAD	1,977,000	3/15/2006	(9,411)
USD	804,543	AUD	1,087,000	3/15/2006	(9,457)
USD	1,126,630	GBP	637,000	3/15/2006	(30,741)
Total unrealized depreciation					(49,609)

Currency Abbreviations
AUD	Australian Dollar	GBP	British Pound
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006